Debtor in Possession Financing	12 Months Ended
Dec. 31, 2015
Debtor in Possession Financing [Abstract]
Debtor in Possession Financing
11.	Debtor in Possession Financing

In connection with the bankruptcy the Company entered into financing in the amount of $600,000. On the effective date of the Plan, the Debtor in Possession credit facility will be converted into a new 12% Original Issue Discount Senior Secured Convertible Debenture (the “Exit Facility”) due two years from the Effective Date of the Plan as disclosed in Note 20.